Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value - May 31, 2024 $ in Thousands, $ in Millions	CAD ($)	USD ($)
Liabilities
Derivative Liability - Forward Purchase Agreement	$ 20,938
Derivative Liability - Warrants	576	$ 1.0
Total	21,514
Level 1 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Derivative Liability - Warrants	549
Total	549
Level 2 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Derivative Liability - Warrants
Total
Level 3 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement	20,938
Derivative Liability - Warrants	27
Total	$ 20,965